30. ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2017
Administrative Expenses
ADMINISTRATIVE EXPENSES
	12.31.2017	12.31.2016	12.31.2015
Salaries and social security charges	1,953	1,517	527
Benefits to the personnel	140	53	16
Accrual of defined benefit plans	135	85	13
Fees and compensation for services	1,338	1,222	294
Compensation agreements	468	236	101
Directors' and Syndicates' fees	95	65	44
Property, plant and equipment depreciations	110	55	15
Consumption of materials	61	38	23
Maintenance	60	33	3
Transport and per diem	44	25	6
Rental and insurance	138	115	77
Surveillance and security	94	51	26
Taxes, rates and contributions	102	37	45
Communications	48	30	9
Institutional advertising and promotion	56	29	1
Other	63	37	21
Total administrative expenses	4,905	3,628	1,221